Income Taxes	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Income Taxes

Note 5    Income Taxes

(a) Components of the income tax expense (recovery)

Income tax expenses (recovery) recognized in the Consolidated Statements of Income

For the years ended December 31,	2018	2017
Current tax
Current year	$(327)	$608
Adjustments to prior year	29	(38)
	(298)	570
Deferred tax
Change related to temporary differences	1,250	(803)
Impact of U.S. Tax Reform	(320)	472
Income tax expense	$632	$239

Income tax expenses (recovery) recognized in Other Comprehensive Income

For the years ended December 31,	2018	2017
Current income tax expense (recovery)	$2	$116
Deferred income tax expense (recovery)	(148)	320
Income tax expense (recovery)	$(146)	$436

Income tax expenses (recovery) recognized directly in Equity

For the years ended December 31,	2018	2017
Current income tax expense (recovery)	$6	$–
Deferred income tax expense (recovery)	(7)	(2)
Income tax expense (recovery)	$(1)	$(2)

The effective income tax rate reflected in the Consolidated Statements of Income varies from the Canadian tax rate of 26.75 per cent for the year ended December 31, 2018 (2017 – 26.75 per cent) due to the following reasons.

Reconciliation of income tax expense

For the years ended December 31,	2018	2017
Income before income taxes	$5,519	$2,501
Income tax expense at Canadian statutory tax rate	$1,476	$669
Increase (decrease) in income taxes due to:
Tax-exempt investment income	(200)	(242)
Differences in tax rate on income not subject to tax in Canada	(391)	(551)
Adjustments to taxes related to prior years	(71)	(182)
Impact of U.S. Tax Reform	(320)	472
Other differences	138	73
Income tax expense	$632	$239

Impact of U.S. Tax Reform

On December 22, 2017, the U.S. government enacted new tax legislation effective January 1, 2018. The legislation makes broad and complex changes to the U.S. tax code and accordingly it will take time to assess and interpret the changes. In 2017, based on a preliminary understanding of the new legislation, the Company recorded a provisional charge of $1.8 billion, after-tax, for the estimated impact of U.S. Tax Reform on policyholder liabilities and net deferred tax assets, including the reduction in the U.S. federal corporate income tax rate and the impact of specific life insurance regulations which limits the deductibility of reserves for U.S. federal income tax purposes. In 2018, the Company finalized its estimate of U.S. Tax Reform and reported a gain of $124 including a $196 increase in insurance contract liabilities. Refer to note 7(g) for the impact of U.S. Tax Reform on the Company’s insurance contract liabilities.

(b) Current tax receivable and payable

As at December 31, 2018, the Company had approximately $1,712 of tax receivable (2017 – $778) and $118 of tax payable (2017 – $178).

(c) Deferred tax assets and liabilities

The following table presents the Company’s deferred tax assets and liabilities.

As at December 31,	2018	2017
Deferred tax assets	$4,318	$4,569
Deferred tax liabilities	(1,814)	(1,281)
Net deferred tax assets (liabilities)	$2,504	$3,288

The following table presents significant components of the Company’s deferred tax assets and liabilities.

As at December 31, 2018	Balance, January 1, 2018	Recognized in Income Statement	Recognized in Other Comprehensive Income	Recognized in Equity	Translation and Other	Balance, December 31, 2018
Loss carry forwards	$596	$387	$–	$7	$29	$1,019
Actuarial liabilities	7,878	(2,697)	–	3	282	5,466
Pensions and post-employment benefits	208	27	7	–	–	242
Tax credits	454	(224)	–	–	31	261
Accrued interest	1	–	–	–	–	1
Real estate	(1,062)	150	(1)	–	(46)	(959)
Securities and other investments	(3,807)	1,234	136	1	(253)	(2,689)
Sale of investments	(105)	18	–	–	–	(87)
Goodwill and intangible assets	(825)	18	–	–	(40)	(847)
Other	(50)	157	6	(4)	(12)	97
Total	$3,288	$(930)	$148	$7	$(9)	$2,504

As at December 31, 2017	Balance, January 1, 2017	Recognized in Income Statement	Recognized in Other Comprehensive Income	Recognized in Equity	Translation and Other	Balance, December 31, 2017
Loss carry forwards	$942	$(311)	$–	$3	$(38)	$596
Actuarial liabilities	9,366	(1,053)	(17)	–	(418)	7,878
Pensions and post-employment benefits	352	(87)	(54)	–	(3)	208
Tax credits	875	(369)	–	–	(52)	454
Accrued interest	17	(12)	–	(3)	(1)	1
Real estate	(1,396)	284	(9)	–	59	(1,062)
Securities and other investments	(6,064)	2,172	(239)	–	324	(3,807)
Sale of investments	(163)	58	–	–	–	(105)
Goodwill and intangible assets	(1,059)	197	–	–	37	(825)
Other	210	(548)	(1)	2	287	(50)
Total	$3,080	$331	$(320)	$2	$195	$3,288

The total deferred tax assets as at December 31, 2018 of $4,318 (2017 – $4,569) include $3,508 (2017 – $4,527) where the Company has suffered losses in either the current or preceding year and where the recognition is dependent on future taxable profits in the relevant jurisdictions and feasible management actions.

As at December 31, 2018, tax loss carryforwards available were approximately $4,838 (2017 – $3,164) of which $4,713 expire between the years 2020 and 2038 while $125 have no expiry date, and capital loss carryforwards available were approximately $20 (2017 – $8) and have no expiry date. A $1,019 (2017 – $596) tax benefit related to these tax loss carryforwards has been recognized as a deferred tax asset as at December 31, 2018, and a benefit of $121 (2017 – $171) has not been recognized. In addition, the Company has approximately $426 (2017 – $606) of tax credit carryforwards which will expire between the years 2030 and 2038 of which a benefit of $165 (2017 – $152) has not been recognized.

The total deferred tax liability as at December 31, 2018 was $1,814 (2017 – $1,281). This amount includes the deferred tax liability of consolidated entities. The aggregate amount of taxable temporary differences associated with the Company’s own investments in subsidiaries is not included in the Consolidated Financial Statements and was $16,570 (2017 – $11,780).